Risk/Return Summary - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO	Apr. 02, 2024
FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO | Fidelity New Jersey Municipal Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® New Jersey Municipal Money Market Fund Premium Class January 29, 2024 Prospectus